BORROWINGS - Borrowings by Nature (Details)		6 Months Ended
	Jul. 20, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 1,888,000,000
Gross lease liabilities		151,000,000
Arrangement fees		(14,000,000)
Lease Arrangement Fees		0
Accrued interests		21,000,000
Accrued interest lease liabilities		1,000,000
Total Borrowings		1,895,000,000		€ 1,868,000,000	€ 2,056,000,000
Lease liabilities		152,000,000		154,000,000
Non-current borrowings		1,842,000,000		1,814,000,000
Current borrowings		53,000,000		54,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Borrowing base		467,000,000	$ 500,000,000
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Borrowing base | $			100,000,000
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 234,000,000	250,000,000
Nominal rate	5.875%	5.875%
Arrangement fees		€ (1,000,000)
Accrued interests		5,000,000
Total Borrowings	€ 300,000,000	238,000,000		230,000,000
Senior Unsecured Note due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 400,000,000
Nominal rate		4.25%
Arrangement fees		€ (2,000,000)
Accrued interests		6,000,000
Total Borrowings		404,000,000		404,000,000
Senior Unscured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 303,000,000	325,000,000
Nominal rate		5.625%
Arrangement fees		€ (3,000,000)
Accrued interests		1,000,000
Total Borrowings		301,000,000		291,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 467,000,000	$ 500,000,000
Nominal rate		3.75%
Arrangement fees		€ (5,000,000)
Accrued interests		4,000,000
Total Borrowings		466,000,000		452,000,000
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value		€ 300,000,000
Nominal rate		3.125%
Arrangement fees		€ (3,000,000)
Accrued interests		4,000,000
Total Borrowings		301,000,000		300,000,000
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value		33,000,000
Arrangement fees		0
Accrued interests		0
Total Borrowings		33,000,000		€ 37,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Total Borrowings		€ 28,000,000